Significant accounting policies - Additional information (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($) item	Dec. 31, 2020 CAD ($)
Significant accounting policies
Company's contribution to DPSP	$ 0	$ 0
Number of CGUs identified for testing non-financial assets for impairment | item	1
Gain or loss recognized upon conversion or expiration of the conversion option	$ 0